Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans [Abstract]
Employee benefit plans
NOTE 13: EMPLOYEE BENEFIT PLANS

Retirement Saving Plan
The Company sponsors an employee saving plan covering all of its employees in the United States. The Company's contributions to the employee saving plan during the years ended December 31, 2012, 2011 and 2010, were approximately $119, $108 and $122, respectively, which included a discretionary contribution of $15, $15, and $18, respectively.
Defined Benefit Pension Plan
The Company sponsors a legacy unfunded defined benefit pension plan that covers certain Bahamian and Uruguayan nationals and former Navios Corporation employees. The liability related to the plan is recognized based on actuarial valuations. The current portion of the liability is included in accrued expenses and the non-current portion of the liability is included in other long term liabilities. There are no pension plan assets.
The Greek office employees are protected by the Greek Labor Law. According to the law, the Company is required to pay retirement indemnities to employees on dismissal, or on leaving with an entitlement to a full security retirement pension. Please refer to Note 2 (s).
Stock Plan

The Company has awarded shares of restricted stock and restricted stock units to its employees, officers and directors. The restriction lapses in two or three equal tranches, over the requisite service periods, of one, two and three years from the grant date. The Company has also awarded stock options to its officers and directors only, based on service conditions only, which vest in three equal tranches over the requisite service periods of one, two and three years from the grant date. Each option remains exercisable for seven years after its vesting date.

On December 20, 2012, the Company awarded shares of restricted stock and restricted stock units to its employees, officers and directors and stock options to its officers and directors, which vest all at one time upon achievement of the internal performance criteria and completion of a service period on April 30, 2014.
The fair value of all stock option awards has been calculated based on the modified Black-Scholes method. A description of the significant assumptions used to estimate the fair value of the stock option awards is set out below:

•
Expected term: The Company began granting stock options in October 2007. The first stock option exercise was in 2010 and the number of options exercised during each of the years ended December 31, 2012 (29,251), 2011 (130,578) and 2010 (130,577) was small in relation to the total number of options granted. Therefore, due to limited historical share option exercise experience to provide for a reasonable basis upon which to estimate expected term, the Company opted to apply the simplified method.

The “simplified method” was used which includes taking the average of the weighted average time to vesting and the contractual term of the option award. The service conditions option awards vest over three years at 33.3%, 33.3% and 33.4% respectively, resulting in a weighted average time to vest of approximately 2 years. The contractual term of the award is 7 years. Utilizing the simplified approach formula, the derived expected term estimate for the Company's service conditions option award is 4.5 years.

The performance conditions option awards vest in one year and only upon achievement of the performance criteria.

•
Expected volatility: The historical volatility of Navios Holdings' shares was used in order to estimate the volatility of the stock option awards. The final expected volatility estimate, which equals the historical estimate, for the service conditions option awards is 43.87%, 68.14% and 81.52% for 2012, 2011 and 2010, respectively, and for the performance conditions option awards is 36.59% for 2012.

•	Expected dividends: The expected dividend is based on the current dividend, our historical pattern of dividend increases and the market price of our stock.

•
Risk-free rate: Navios Holdings has selected to employ the risk-free yield-to-maturity rate to match the expected term estimated under the “simplified method”. For the service conditions option awards, the 4.5 year yield-to-maturity rate as of the grant date is 0.68%, 0.80% and 1.81% for 2012, 2011 and 2010, respectively. For the performance conditions option awards, the one year yield-to-maturity rate as of the grant date is 0.15% for 2012.

The fair value of restricted stock and restricted stock unit grants excludes dividends to which holders of restricted stock and restricted stock units are not entitled. The expected dividend assumption used in the valuation of restricted stock and restricted stock units grant is $0.06 for 2012, 2011 and 2010.
The weighted average grant date fair value of stock options, restricted stock and restricted stock units granted during the year ended December 31, 2012 was $0.52, $3.44 and $3.44, respectively.
The weighted average grant date fair value of stock options, restricted stock and restricted stock units granted during the year ended December 31, 2011 was $1.43, $3.81 and $3.81, respectively.
The weighted average grant date fair value of stock options, restricted stock and restricted stock units granted during the year ended December 31, 2010 was $2.54, $5.15 and $5.15 respectively.
The effect of compensation expense arising from the stock-based arrangements described above amounts to $4,712, $4,252 and $2,476 as of December 31, 2012, 2011 and 2010, respectively and it is reflected in general and administrative expenses on the income statement. The recognized compensation expense for the year is presented as adjustment to reconcile net income to net cash provided by operating activities on the statements of cash flows.

The summary of stock-based awards is summarized as follows (in thousands except share and per share data):

	Shares	Weighted average exercise price	Weighted average remaining term	Aggregate fair value
Options
Outstanding as of December 31, 2009	1,264,631	7.13	8.02	3,282
Vested at December 31, 2009	286,422	—	—	—
Exercisable at December 31, 2009	286,422
Exercised	(130,577)	—	—	(158)
Granted	954,842	5.15	—	2,422
Outstanding as of December 31, 2010	2,088,896	6.47	7.98	5,546
Vested at December 31, 2010	421,544	—	—	—
Exercisable at December 31, 2010	316,279	—	—	—
Exercised	(130,578)	—	—	(158)
Granted	1,344,353	3.81	—	1,929
Outstanding as of December 31, 2011	3,302,671	5.52	7.81	7,317
Vested at December 31, 2011	643,824	—	—	—
Exercisable at December 31, 2011	522,934	—	—	—
Exercised	(29,251)	—	—	(36)
Granted	1,344,357	3.44	—	700
Outstanding as of December 31, 2012	4,617,777	4.93	7.07	7,981
Vested at December 31, 2012	901,520	—	—	—
Exercisable at December 31, 2012	841,644	—	—	—

Restricted stock and restricted stock units
Non Vested as of December 31, 2009	524,137	—	2.30	2,721
Granted	567,810	—	—	2,924
Vested	(276,879)	—	—	(1,283)
Forfeited or expired	(12,652)	—	—	(61)
Non Vested as of December 31, 2010	802,416	—	2.61	4,301
Granted	813,273	—	—	3,098
Vested	(318,644)	—	—	(1,692)
Forfeited or expired	(9,869)	—	—	(54)
Non Vested as of December 31, 2011	1,287,176	—	2.49	5,653
Granted	832,028	—	—	2,862
Vested	(553,846)	—	—	(2,565)
Forfeited or expired	(9,166)	—	—	(42)
Non Vested as of December 31, 2012	1,556,192	—	1.81	5,908

The estimated compensation cost relating to service conditions of non-vested (a) stock options and (b) restricted stock and restricted stock unit awards, not yet recognized was $1,328  and $2,448, respectively, as of December 31, 2012 and is expected to be recognized over the weighted average period of 2.97 years.
The estimated compensation cost relating to performance conditions of non-vested (a) stock options and (b) restricted stock and restricted stock unit awards, not yet recognized was $334  and $1,839, respectively, as of December 31, 2012 and is expected to be recognized when it is probable that the performance criteria will be met.